Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses
Research and development	$ 6,635	$ 1,995
Salaries, bonuses and other compensation	1,316	688
Professional services	237	155
Other	357	142
Total	$ 8,545	$ 2,980